Shareholder Report, Holdings (Details) - C000111140	Aug. 31, 2024
Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	53.80%
Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	20.20%
UMBS
Holdings [Line Items]
Percent of Net Asset Value	3.80%
U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	102.00%
Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)